Total
Invesco S&P 500 Equal Weight Materials ETF
Summary Information
Investment Objective
The Invesco S&P 500® Equal Weight Materials ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Materials Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco S&P 500 Equal Weight Materials ETF Invesco S&P 500 Equal Weight Materials ETF
Management Fees	0.40%
Other Expenses	none
Total Annual Fund Operating Expenses	0.40%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco S&P 500 Equal Weight Materials ETF | Invesco S&P 500 Equal Weight Materials ETF | USD ($)	41	128	224	505

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is composed of all of the components of the S&P 500® Materials Index (the “Parent Index”), an index that contains the common stocks of all companies included in the S&P 500® Index that are classified as members of the materials sector, as defined according to the Global Industry Classification Standard (“GICS”). The materials sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel.

 The Underlying Index is an equal-weighted version of the Parent Index. Unlike the Parent Index, which employs a market capitalization weighted methodology, the Underlying Index assigns each component security the same weight.

As of June 30, 2020, the Underlying Index was comprised of 28 constituents with market capitalizations ranging from $111.4 billion to $4.7 billion.

The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is “non-diversified” and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2020, the Fund had significant exposure to the basic materials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund. The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's net asset value (“NAV”) and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

COVID-19 Risk. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, the Underlying Index will be concentrated to a significant degree in securities of issuers located in a single industry or industry group. As a result, the Fund will also concentrate its investments in such industries or industry groups to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry, competition for resources; adverse labor relations, political or world events, obsolescence of technologies, and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Basic Materials Sector Risk. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations may adversely affect the companies engaged in the production and distribution of basic materials.
Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies and may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have less experienced management as well as limited product and market diversification and financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser, Invesco Capital Management LLC (the “Adviser”), seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Guggenheim S&P 500® Equal Weight Materials ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund.

Updated performance information is available online at www.invesco.com/ETFs.
Annual Total Returns—Calendar Years

Fund’s year-to-date total return (ended June 30, 2020): (10.99)% Best Quarter (ended September 30, 2010): 16.71% Worst Quarter (ended September 30, 2011): (25.38)%
Average Annual Total Returns for the Periods Ended December 31, 2019
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns - Invesco S&P 500 Equal Weight Materials ETF	1 Year	5 Years	10 Years
Invesco S&P 500 Equal Weight Materials ETF	25.10%	8.47%	10.13%
Invesco S&P 500 Equal Weight Materials ETF | Return After Taxes on Distributions	24.53%	7.86%	9.44%
Invesco S&P 500 Equal Weight Materials ETF | Return After Taxes on Distributions and Sale of Fund Shares	15.21%	6.43%	8.00%
S&P 500® Equal Weight Materials Index (reflects no deduction for fees, expenses or taxes)	25.66%	8.96%	10.66%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%